Citi Fund Services Ohio, Inc.

100 Summer Street

Boston, MA 02110

July 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re:	First Focus Funds, Inc., file No. 811-8846 (“Registrant”)

Dear Ladies and Gentlemen:

As Administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that Statement of Additional Information for the First Focus Funds Inc., dated August 1, 2009, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 33 to the Registration Statement of First Focus Funds, Inc., which was filed electronically with the Securities and Exchange Commission on Wednesday, July 29, 2009.

Questions related to this filing should be directed to my attention at (617) 824-1251.

Sincerely,

/s/ William D. Cady

William D. Cady

Assistant Vice President